Other real estate owned	12 Months Ended
Dec. 31, 2012
Other real estate owned [Abstract]
Other real estate owned
7.	Other real estate owned

Transactions in other real estate owned were as follows:

	2012	2011	2010

Beginning balance	$1,715,138	$779,500	$1,433,000
Net realizable value of foreclosed properties	-	1,172,138	-
	1,715,138	1,951,638	1,433,000
Proceeds of sales, net of expenses	(55,986)	(178,629)	(452,596)
Gain (loss) on sale	108	(3,871)	11,096
Valuation reduction	(218,360)	(54,000)	(212,000)
Ending balance	$1,440,900	$1,715,138	$779,500

The following table presents the number of and types of property in other real estate owned at December 31:

	2012		2011		2010
	Number	Balance	Number	Balance	Number	Balance
Construction, land devlelopment, and land	2	$574,300	3	$785,987	1	$597,000
Residential 1 to 4 family, 1st liens	1	866,600	1	929,151	1	182,500
	3	$1,440,900	4	$1,715,138	2	$779,500